Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Recurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Foreign currency exchange contracts	$ 1,912	$ 1,122
Interest rate cap contracts	3,922
Liabilities
Foreign currency exchange contracts	(1,110)	(1,360)
Interest rate swap agreements	(7)	(131)
Contingent consideration	(10,612)	(2,531)
Temporary Equity
Redeemable noncontrolling interest	(151,978)	(45,755)
Level 1
Assets
Foreign currency exchange contracts	0	0
Interest rate cap contracts	0
Liabilities
Foreign currency exchange contracts	0	0
Interest rate swap agreements	0	0
Contingent consideration	0	0
Temporary Equity
Redeemable noncontrolling interest	0	0
Level 2
Assets
Foreign currency exchange contracts	1,912	1,122
Interest rate cap contracts	3,922
Liabilities
Foreign currency exchange contracts	(1,110)	(1,360)
Interest rate swap agreements	(7)	(131)
Contingent consideration	0	0
Temporary Equity
Redeemable noncontrolling interest	0	0
Level 3
Assets
Foreign currency exchange contracts	0	0
Interest rate cap contracts	0
Liabilities
Foreign currency exchange contracts	0	0
Interest rate swap agreements	0	0
Contingent consideration	(10,612)	(2,531)
Temporary Equity
Redeemable noncontrolling interest	$ (151,978)	$ (45,755)